Financial Risk Management - Secured and Unsecured Consumer Loans (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2022	Mar. 31, 2021
Disclosure of credit risk exposure [line items]
Loans and advances		¥ 104,635,815	¥ 97,714,938
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances		105,953,699	98,825,555
Gross carrying amount [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances		64,189,084	63,307,158
Gross carrying amount [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances		15,506,486	15,274,719
Gross carrying amount [member] | Domestic [member] | Consumer [member] | Secured loans [Member]
Disclosure of credit risk exposure [line items]
Loans and advances	[1]	11,311,593	11,340,676
Gross carrying amount [member] | Domestic [member] | Consumer [member] | Unsecured loans [Member]
Disclosure of credit risk exposure [line items]
Loans and advances		¥ 4,194,893	¥ 3,934,043

[1]	The secured loans and advances mainly represent housing loans. The housing loan balances amounted to ¥10,676,967 million and ¥10,736,709 million at March 31, 2022 and 2021, respectively.